General and Administration Costs - Schedule of General and Administration Costs (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Consulting	$ 9,565	$ 8,425	$ 19,565	$ 20,100	$ 56,804	$ 121,112	$ 126,000
Amortization	4,686	4,686	9,371	9,372	18,741	18,743
Professional fees (Note 10)	10,500	10,500	21,000	21,000	42,000	42,000	42,000
Wages and salaries	112,394	142,659	246,850	285,545	541,310	280,938	263,365
General and administration costs	30,166	662,611	314,329	1,220,122	1,857,465	1,244,471	1,387,713
General and Administration Costs [Member]
Statement Line Items [Line Items]
Consulting	28,632	23,660	83,297	110,850	193,720	342,940	515,960
Insurance	9,354	4,000	9,551	8,000	19,012	16,000	20,867
Amortization	4,686	4,685	9,372	9,371	18,741	18,743	16,894
Professional fees (Note 10)	(83,890)	495,793	258,830	806,143	1,054,130	289,720	244,131
Regulatory, filing and transfer agent fees	4,946	20,985	10,547	28,106	49,117	52,879	85,496
Rent	6,715	3,983	11,671	7,957	25,827	15,576	15,081
Shareholder communications	11,381	28,611	26,668	100,381	132,694	338,241	289,208
Travel		4,062	8,058	6,010	2,607	48,103	46,251
Wages and salaries	46,375	28,048	92,357	63,395	249,080	68,367	110,456
Other	1,967	25,222	3,978	55,537	112,537	53,902	43,369
General and administration costs	$ 30,166	$ 662,611	$ 314,329	$ 1,220,122	$ 1,857,465	$ 1,244,471	$ 1,387,713